CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL (USD $) In Millions, except Share data	Total	Common Units:	Class B Units:	i-Units:	General Partner [Member]	Accumulated other comprehensive income (loss):	Noncontrolling interests:
Beginning Balance at Dec. 31, 2008		$ 3,458.9	$ 94.0	$ 2,577.1	$ 203.3	$ (287.7)	$ 70.7
Beginning Balance (in shares) at Dec. 31, 2008		182,969,427	5,313,400	77,997,906
Net income (loss)	1,283.8	229.0	6.3	96.4	935.8		16.3
Units issued as consideration pursuant to common unit compensation plan for non-employee directors		0.2
Units issued as consideration pursuant to common unit compensation plan for non-employee directors (in shares)		3,200
Units issued as consideration in the acquisition of assets		5.0
Units issued as consideration in the acquisition of assets (in shares)		105,752
Units issued for cash		1,155.6
Units issued for cash (in shares)		22,942,447
Adjustments to capital resulting from related party acquisitions		15.5	0.5	6.6	0.3		0.3
Contributions							15.4
Distributions		(809.2)	(22.3)		(918.4)		(22.0)
Distributions (in shares)				7,540,357
Change in fair value of derivatives utilized for hedging purposes	(458.2)					(453.6)	(4.6)
Reclassification of change in fair value of derivatives to net income	100.3					99.3	1.0
Foreign currency translation adjustments	252.2					249.7	2.5
Adjustments to pension and other postretirement benefit plan liabilities	(2.5)					(2.5)
Noncash compensation expense allocated from KMI		3.9	0.1	1.6	0.1
Other adjustments		(1.0)
Ending Balance at Dec. 31, 2009	6,724.1	4,057.9	78.6	2,681.7	221.1	(394.8)	79.6
Ending Balance (in shares) at Dec. 31, 2009	296,872,489	206,020,826	5,313,400	85,538,263
Net income (loss)	1,327.1	299.5	7.4	124.5	884.9		10.8
Units issued as consideration pursuant to common unit compensation plan for non-employee directors		0.2
Units issued as consideration pursuant to common unit compensation plan for non-employee directors (in shares)		2,450
Units issued as consideration in the acquisition of assets		81.7
Units issued as consideration in the acquisition of assets (in shares)		1,287,287
Units issued for cash		758.7
Units issued for cash (in shares)		11,569,540
Contributions							12.5
Distributions		(918.7)	(22.9)		(861.7)		(23.3)
Distributions (in shares)				6,369,724
Change in fair value of derivatives utilized for hedging purposes	(76.1)					(75.3)	(0.8)
Reclassification of change in fair value of derivatives to net income	188.4					186.5	1.9
Foreign currency translation adjustments	100.6					99.5	1.1
Adjustments to pension and other postretirement benefit plan liabilities	(2.3)					(2.3)
Noncash compensation expense allocated from KMI		3.3		1.3
Other adjustments		(0.4)
Ending Balance at Dec. 31, 2010	7,292.5	4,282.2	63.1	2,807.5	244.3	(186.4)	81.8
Ending Balance (in shares) at Dec. 31, 2010		218,880,103	5,313,400	91,907,987
Net income (loss)	1,268.4	56.9	1.3	24.6	1,175.0		10.6
Units issued as consideration pursuant to common unit compensation plan for non-employee directors		0.2
Units issued as consideration pursuant to common unit compensation plan for non-employee directors (in shares)		2,450
Units issued as consideration in the acquisition of assets		23.7
Units issued as consideration in the acquisition of assets (in shares)		324,961
Units issued for cash		955.3
Units issued for cash (in shares)		13,469,708
Contributions							29.1
Distributions		(1,029.9)	(24.4)		(1,161.4)		(27.9)
Distributions (in shares)				6,601,402
Change in fair value of derivatives utilized for hedging purposes	14.1					14.0	0.1
Reclassification of change in fair value of derivatives to net income	255.3					252.8	2.5
Foreign currency translation adjustments	(44.4)					(44.0)	(0.4)
Adjustments to pension and other postretirement benefit plan liabilities	(33.5)					(33.1)	(0.4)
Noncash compensation expense allocated from KMI		60.8	1.5	25.8	0.9		0.9
Other adjustments		(2.3)		(0.7)	(0.1)
Ending Balance at Dec. 31, 2011	$ 7,603.9	$ 4,346.9	$ 41.5	$ 2,857.2	$ 258.7	$ 3.3	$ 96.3
Ending Balance (in shares) at Dec. 31, 2011		232,677,222	5,313,400	98,509,389